Income Taxes - Schedule of Provision for Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense (benefit) - PRC				¥ (17,394)
Current income tax expense (benefit) - Foreign
Deferred income tax expense
Income tax expense (benefit)				¥ (17,394)